Investment in Master Trust	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
Investment in Master Trust	Investment in Master Trust
The Plan’s investments are held in the Master Trust, which was established for the investment of assets of the Plan and other plans sponsored by the Company. At December 31, 2025 and 2024, the Master Trust included assets of the Plan and assets of the Gardner Denver, Inc. Individual Account Retirement Plan for Bargaining Unit Employees. Each participating retirement plan has a divided interest in the Master Trust. The Plan may invest in any or all of the investments in the Master Trust. Financial information relating to the investments in the Master Trust is included in the financial statements which is administered by the Trustee.
Investment income and administrative expenses relating to the Master Trust are allocated to the individual plans based upon units of participation held by each plan. Administrative and investment management expenses are paid from the Master Trust and are allocated to the Plan as a reduction of investment income.
The value of the Plan’s interest in the Master Trust is based on the beginning of year value of the Plan's specific investments in the Master Trust plus actual contributions and allocated investment income less actual distributions and allocated administrative expenses. Although the investments of the various plans are commingled in the Master Trust, the Trustee maintains separate supporting records for the purpose of tracking the individual activity of the Plan.
The following table presents the investments and other assets and liabilities of the Master Trust and the Plan’s divided interest as of December 31, 2025 and 2024:

	December 31, 2025		December 31, 2024
	Master Trust Balances	Plan's Interest In Master Trust Balances	Master Trust Balance	Plan's Interest in Master Trust Balances
Assets
Investments - at fair value
Registered investment companies	$326,152,025	$325,848,459	$286,047,219	$285,807,775
Self-directed brokerage accounts	79,879,705	79,879,705	62,442,672	62,442,672
Common/collective trusts	1,132,779,610	1,131,623,524	991,174,189	990,089,794
Ingersoll Rand Stock Fund	35,848,530	35,848,530	45,838,132	45,838,132
Total Investments - at Fair Value	$1,574,659,870	$1,573,200,218	$1,385,502,212	$1,384,178,373
The following are net appreciation in the fair value of investments, investment income and administrative expenses for the Master Trust for the years ended December 31, 2025 and 2024:

	For the year ended December 31,
	2025	2024
Investment Income
Net appreciation in fair value of investments	$220,374,006	$200,540,174
Dividends and interest	9,500,892	10,013,959
Total Investment Income	$229,874,898	$210,554,133

Administrative expenses	$739,521	$607,302